Average Annual Total Returns - ABSOLUTE SELECT VALUE ETF [Default Label]			12 Months Ended	59 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent			12.87%	6.20%
Performance Inception Date		Jan. 21, 2020
S&P 500 Total Return Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.04%
Performance Inception Date		Jan. 21, 2020
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.46%	5.83%
Performance Inception Date		Jan. 21, 2020
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.89%	4.78%
Performance Inception Date		Jan. 21, 2020

[1]	The S&P 500 Total Return Index is a market capitalization weighted index of 500 leading publicly traded companies in the U.S. The index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.